SHARE-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION

7.	SHARE-BASED COMPENSATION

In order to provide additional incentives to employees and to promote the success of the Company’s business, the Company adopted a share incentive plan in 2011 (the “2011 Plan”) and a share incentive plan in 2013 (the “2013 Plan”), (collectively “the Plans”). The Company may grant share-based awards to its employees, directors and consultants to purchase an aggregate of no more than 7,843,100 and 3,350,000 ordinary shares of the Company under the 2011 Plan and 2013 Plan, respectively. The Plans were approved by the Board of Directors and shareholders of the Company on May 4, 2011 and November 4, 2013, respectively. The Plans are administered by the Board of Directors or any of its committees as set forth in the Plans.

On January 16, 2014, the Company granted 177,600 options to employees of the Company with an exercise price of US$2.20 under the 2011 Plan. The option grants have a contractual term of ten years. 57,600 options will vest over a period from January 16, 2014 to January 16, 2017, with 25% of the awards vesting on January 16, 2014 and the remainder of the awards vesting on an annual basis each January 16, thereafter; and 120,000 options will vest over a period from January 1, 2015 to January 1, 2018, with 25% of the awards vesting on January 1, 2015 and the remainder of the awards vesting on an annual basis each January 1, thereafter.

On May 8, 2014, the Company granted 100,000 restricted shares to employees of the Company under the 2013 Plan in five tranches. All five tranches will vest over a period of four years, with 25% of the awards vesting on various dates ranging from March 14, 2015 to May 13, 2015, and the remainder of the awards vesting on an annual basis thereafter.

As of September 30, 2014, share-based awards to purchase 5,319,737 of Class A ordinary shares were outstanding and share-based awards to purchase 2,885,000 Class A ordinary shares were available for future grant under the 2011 Plan and 2013 Plan, respectively.

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$
		(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Outstanding, January 1, 2014	7,665,500	2.20	2.65	7.74	263,617
Granted	177,600	2.20	34.57
Exercised	(2,888,363)	2.20
Forfeited	(35,000)	2.20

Outstanding, September 30, 2014	4,919,737	2.20	3.76	7.19	195,855

Vested and expected to vest at September 30, 2014	4,806,777	2.20	3.72	7.18	191,358

Exercisable as of September 30, 2014	2,200,537	2.20	2.51	6.86	87,603

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and $42.01, the closing ADS price of the Company’s ordinary shares on September 30, 2014.

The aggregate fair value of the outstanding options at the grant dates were determined to be RMB113,474 (US$18,487) and such amount shall be recognized as compensation expense using the straight-line method for all employee share options granted with graded vesting. As of September 30, 2014, there was RMB56,272 (US$9,168) of total unrecognized share-based compensation expense, net of estimated forfeitures, related to unvested share-based awards which are expected to be recognized over a weighted-average period of 2.39 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Restricted Shares

Restricted shares activity for the period ended September 30, 2014 was as follows:

	Numbers of shares	Weighted average grant date fair value
		US$
		(Unaudited)
Unvested, January 1, 2014	400,000	12.38
Granted	100,000	29.00
Vested	(100,000)	41.65

Unvested, September 30, 2014	400,000	16.54

The fair value of restricted shares on the grant date was US$29.00, which was derived from the fair value of the underlying ordinary shares. The aggregate fair value of the restricted shares at the grant date were determined to be RMB40,597 (US$6,614) and such amount shall be recognized as compensation expense using the straight-line method for all restricted shares granted with graded vesting. As of September 30, 2014, there was RMB37,986 (US$6,189) of total unrecognized share-based compensation expenses, net of estimated forfeitures, related to unvested restricted shares which are expected to be recognized over a weighted-average period of 3.21 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility and, the exercise multiple for which employees are likely to exercise share options. For expected volatilities, the Company has made reference to the historical price volatilities of ordinary shares of several comparable companies in the same industry as the Company. For the exercise multiple, the Company has no historical exercise patterns as reference, thus the exercise multiple is based on management’s estimation, which the Company believes is representative of the future exercise pattern of the options. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield curve in effect at the time of grant. The estimated fair value of the ordinary shares, at the option grant dates prior to the IPO, was determined with assistance from an independent third party valuation firm. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares. Subsequent to the IPO, the fair value of the ordinary shares is the price of the Company’s publicly traded shares.

Compensation expense recorded relating to options granted to employees recognized for nine months ended September 30, 2013 and 2014 is as follows:

	For the nine months ended September 30,
	2013	2014
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Cost of revenues	4,887	5,752	937
Sales and marketing expenses	3,236	8,212	1,338
General and administration expenses	6,795	15,437	2,515
Product development expenses	2,166	8,455	1,377

	17,084	37,856	6,167

18.	SHARE-BASED COMPENSATION

In order to provide additional incentives to employees and to promote the success of the Company’s business, the Company adopted a share incentive plan in 2011 (the “2011 Plan”) and a share incentive plan in 2013 (the “2013 Plan”), (collectively “the Plans). The Company may grant share-based awards to its employees, directors and consultants to purchase an aggregate of no more than 7,843,100 and 3,350,000 ordinary shares of the Company under the 2011 Plan and 2013 Plan, respectively. The Plans were approved by the Board of Directors and shareholders of the Company on May 4, 2011 and November 4, 2013, respectively. The Plans are administered by the Board of Directors or any of its committees as set forth in the Plans.

On May 6, 2011, the Company granted 4,950,000 options to employees and directors at an exercise price of US$2.20. These options granted have a contractual term of ten years and vest over a 44-month period, with 25% of the awards vesting on January 1, 2012 and the remainder of the awards vesting on an annual basis each January 1, thereafter.

On August 1, 2011, the Company granted additional 700,000 options to an employee at an exercise price of US$2.20. These options granted have a contractual term of ten years and vest over a 41-month period, with 25% of the awards vesting on January 1, 2012 and the remainder of the awards vesting on an annual basis each January 1, thereafter.

On October 8, 2011, the Company granted additional 110,000 options to some employees at an exercise price of US$2.20. These options granted have a contractual term of ten years and vest over a 39-month period, with 25% of the awards vesting on January 1, 2012 and the remainder of the awards vesting on an annual basis each January 1, thereafter.

On December 19, 2011, the Company granted additional 2,000,000 options to some employees at an exercise price of US$2.20. These options granted have a contractual term of ten years and vest over a 49-month period, with 25% of the awards vesting on January 1, 2013 and the remainder of the awards vesting on an annual basis each January 1, thereafter.

On July 1, 2012, the Company granted additional 120,000 options to some employees at an exercise price of US$2.20. These options granted have a contractual term of ten years and vest over a 48-month period, with 25% of the awards vesting on July 1, 2013 and the remainder of the awards vesting on an annual basis each July 1, thereafter.

On May 27, 2013, the Company granted additional 560,000 options to some employees at an exercise price of US$2.20. These options granted have a contractual term of ten years and vest over a 44-month period, with 25% of the awards vesting on January 1, 2014 and the remainder of the awards vesting on an annual basis each January 1, thereafter.

On October 22, 2013, the Company granted 228,000 options to employees at an exercise price of US$2.20 under the 2011 Plan. The option grants have a contractual term of ten years. 78,000 options will vest over a period from January 1, 2014 to January 1, 2017, with 25% of the awards vesting on January 1, 2014 and the remainder of the awards vesting on an annual basis each January 1, thereafter; and 150,000 options will vest over a period from July 1, 2014 to July 1, 2017, with 25% of the awards vesting on July 1, 2014 and the remainder of the awards vesting on an annual basis each July 1, thereafter.

On November 4, 2013, the Company granted 400,000 restricted shares to a senior executive. The restricted share awards will vest over a period from September 29, 2014 to September 29, 2017, with 25% of the awards vesting on September 29, 2014 and the remainder of the awards vesting on an annual basis each September 29, thereafter.

As of December 31, 2013, share-based awards to purchase 8,065,500 of Class A ordinary shares were outstanding and share-based awards to purchase 3,127,600 Class A ordinary shares were available for future grant under the 2011 Plan and 2013 Plan, respectively.

Share options

The following table summarizes the Company’s employee share option activity under the share option plans:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$
Outstanding, January 1, 2013	7,675,000	2.20	2.38	8.54	11,513
Granted on May 27, 2013	560,000	2.20	3.03
Granted on October 22, 2013	228,000	2.20	9.63/9.69
Exercised	—	—	—
Forfeited	(797,500)	2.20

Outstanding, December 31, 2013	7,665,500	2.20	2.65	7.74	263,617

Vested or expected to vest at December 31, 2013	7,620,600	2.20	2.64	7.73	262,072

Exercisable as of December 31, 2013	3,330,000	2.20	2.38	7.47	114,519

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and $36.59, the closing stock price of the Company’s ordinary shares on December 31, 2013.

The aggregate fair value of the outstanding options at the grant dates were determined to be RMB123,184 (US$20,349) and such amount shall be recognized as compensation expenses using the straight-line method for all employee share options granted with graded vesting. As of December 31, 2013, there was RMB52,234 (US$8,628) of total unrecognized share-based compensation expenses, net of estimated forfeitures, related to unvested share-based awards which are expected to be recognized over a weighted-average period of 1.39 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Restricted Shares

Restricted shares activity for the year ended December 31, 2013 was as follows:

	Numbers of shares	Weighted average grant date fair value
		US$
Outstanding, January 1, 2013	—	—
Granted	400,000	12.38
Vested	—
Forfeited	—

Outstanding, December 31, 2013	400,000	12.38

Expected to vest, December 31, 2013	400,000	12.38

The fair value of restricted shares on the grant date was US$12.38, which was derived from the fair value of the underlying ordinary shares. The aggregate fair value of the restricted shares at the grant dates were determined in estimated forfeitures. The aggregate fair value of the restricted shares at the grant dates were determined to be RMB29,978 (US$4,952) and such amount shall be recognized as compensation expense using the straight-line method for all restricted shares granted with graded vesting. As of December 31, 2013, there was RMB29,024 (US$4,795) of total unrecognized share-based compensation expenses, net of estimated forfeitures, related to unvested restricted shares which are expected to be recognized over a weighted-average period of 3.75 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility and, the exercise multiple for which employees are likely to exercise share options. For expected volatilities, the Company has made reference to the historical price volatilities of ordinary shares of several comparable companies in the same industry as the Company. For the exercise multiple, the Company has no historical exercise patterns as reference, thus the exercise multiple is based on management’s estimation, which the Company believes is representative of the future exercise pattern of the options. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield curve in effect at the time of grant. The estimated fair value of the ordinary shares, at the option grant dates prior to the IPO, was determined with assistance from an independent third party valuation firm. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares. Subsequent to the IPO, fair value of the ordinary shares will be the price of the Company’s publicly traded shares.

The Company calculated the estimated fair value of the share-based awards on the respective grant dates using the binomial option pricing model with the following assumptions:

	6 May, 2011	1 Aug, 2011	8 Oct, 2011	19 Dec, 2011	1 Jul, 2012	27 May, 2013	22 Oct, 2013
Fair value of ordinary share	US$3.69	US$3.44	US$3.68	US$3.68	US$3.70	US$4.58	US$11.64
Risk-free interest rates	3.27%	2.90%	2.14%	1.89%	1.73%	2.07%	2.60%
Expected exercise multiple	2.2	2.2	2.2	2.2	2.2	2.2	2.2
Expected volatility	61.90%	60.50%	60.70%	60.80%	60.40%	55.49%	53.70%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average fair value per option granted	US$2.40	US$2.18	US$2.37	US$2.41	US$2.36	US$3.03	US$9.63/ US$9.69

The distribution to shareholders on June 30, 2011 (Note 14) did not result in any modification to the terms and conditions of the options granted to employees.

Share-based compensation expenses recorded in continuing operations relating to options granted to employees recognized for the year ended December 31, 2013 is as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Cost of revenues	3,247	6,553	6,534	1,079
Sales and marketing expenses	1,138	4,177	4,375	723
General and administration expenses	8,049	15,734	11,738	1,939
Product development expenses	541	2,678	2,961	489

	12,975	29,142	25,608	4,230